Revenues (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 7,350,946	$ 3,513,788	$ 2,417,173
Sales of boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,459,365	2,080,110	2,249,107
Sales of parts and boat maintenance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	97,721	75,205	167,263
Boat rental and boat club membership revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 4,793,860	1,355,548
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 2,925	$ 803